Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended						12 Months Ended
		Feb. 20, 2020	Dec. 31, 2018	Jun. 30, 2018	Feb. 28, 2018	Aug. 31, 2017	Apr. 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2020	Mar. 04, 2019	Apr. 30, 2018
Related Party Transaction [Line Items]
Related party agreement description								The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants.
Proceeds from Convertible debt								$ 750,000	$ 750,000
Convertible debt								1,500,000
Due from affiliates								300,000	300,000
Due to affiliates								900,000	900,000
Landsea Homes [Member]
Related Party Transaction [Line Items]
Promissory note payable	[1]							59,216,000	95,010,000
Management fees								0.0	200,000	$ 1,100,000
Landsea Homes [Member] | Real Estate Joint Venture [Member]
Related Party Transaction [Line Items]
Net assets transferred												$ 28,874,000
Noncontrolling interest transferred												1,242,000
Home Sales [Member] | Real Estate Joint Venture [Member]
Related Party Transaction [Line Items]
Net assets transferred												28,874,000
Noncontrolling interest transferred												$ 1,242,000
LS Boston Point LLC [Member]
Related Party Transaction [Line Items]
Due to affiliates			$ 2,859					0	2,859	2,859	$ 49,245
Repayment of related party debt										46,386	71,218
Salaries and wages										$ 87,138	$ 120,000
Sponsor [Member]
Related Party Transaction [Line Items]
Monthly fee for office space, utilities and administrative support								10,000
Related party expenses								110,000	120,000
Related party agreement description							The Sponsor had agreed to loan the Company an aggregate of up to $300,000
Promissory note payable														$ 500,000
Working Capital Loan													$ 1,500,000
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Related party agreement description			board member is paid a cash fee of $150,000 per annum in exchange for his service.
Related party service fee									$ 150,000
Related party agreement maturiy date			Dec. 31, 2020
Prot
Related Party Transaction [Line Items]
Service cost		$ 12,500
Accrued fees								$ 75,000
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued, shares					3,881,250	4,312,500
Value of shares issued						$ 25,000
Number of shares forfeited				267,300	431,250
Number of shares forfeit agreement with related party				506,250 shares were no longer subject to forfeiture.
Common Class B [Member] | Investor [Member]
Related Party Transaction [Line Items]
Value of shares issued				$ 1,980

[1]	Carrying amount approximates fair value due to recent issuances of debt having similar characteristics, including interest rate.